SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [abstract]
Current tax expense	$ (232)	$ (136)	$ (419)	$ (363)
Deferred income tax recovery/(expense)	(7)	(203)	(56)	(129)
Income tax expense	$ (239)	$ (339)	$ (475)	$ (492)